T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.5%
Common Stocks 1.5%
MercadoLibre (USD) (1)	189,000	125,307
Total Argentina (Cost $17,303)		125,307

AUSTRALIA 2.0%
Common Stocks 2.0%
Cochlear	346,872	55,245
NEXTDC (1)	6,199,099	31,006
oOh!media	10,727,432	24,104
Pendal Group	3,520,672	20,603
Steadfast Group	16,149,695	41,037
Total Australia (Cost $135,157)		171,995

AUSTRIA 0.4%
Common Stocks 0.4%
BAWAG Group	724,594	31,318
Total Austria (Cost $28,555)		31,318

BELGIUM 1.1%
Common Stocks 1.1%
Barco	92,314	22,954
Galapagos (1)	314,275	70,240
Total Belgium (Cost $55,502)		93,194

BRAZIL 2.3%
Common Stocks 1.8%
Grupo SBF (1)	3,186,700	29,392
Iguatemi Empresa de Shopping Centers	3,058,100	38,060
StoneCo, Class A (USD) (1)	1,232,452	53,538
Transmissora Alianca de Energia Eletrica	4,761,277	34,465
		155,455

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Preferred Stocks 0.5%
Marcopolo (2)(3)	38,954,583	44,025
		44,025
Total Brazil (Cost $135,571)		199,480

CANADA 5.3%

Common Stocks 5.3%
Altus Group (4)	1,542,100	50,514
CAE	1,498,800	44,452
Computer Modelling Group	755,400	4,612
Descartes Systems Group (1)	1,041,400	46,688
DIRTT Environmental Solutions (1)(3)	7,939,570	20,578
Seven Generations Energy, Class A (1)	1,936,530	9,716
Shopify, Class A (1)	489,843	228,128
Spin Master (1)(3)	1,907,925	45,644
Total Canada (Cost $234,051)		450,332

CHINA 12.0%

Common Stocks 8.8%
58. com, ADR (USD) (1)	898,001	49,946
Beijing Capital International Airport, H Shares (HKD)	32,840,000	26,450
China Feihe (HKD) (1)	27,971,000	33,709
Country Garden Services Holdings (HKD)	69,222,000	223,633
Greentown Service Group (HKD)	30,788,000	32,480
Haier Electronics Group (HKD)	17,301,000	51,967
Hope Education Group (HKD) (4)	196,312,000	39,071
Huazhu Group, ADR (USD)	226,117	7,801
Li Ning (HKD)	10,378,000	30,308
Luthai Textile, B Shares (HKD) (3)	19,948,219	19,115
Renrui Human Resources Technology Holdings (HKD) (1)	6,764,200	34,228
Shandong Weigao Group Medical Polymer, H Shares (HKD)	57,352,000	68,389
SSY Group (HKD)	38,258,000	34,967
Tsingtao Brewery, H Shares (HKD)	5,456,000	30,178
Wise Talent Information Technology (HKD) (1)	12,590,800	28,228

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
Zhongsheng Group Holdings (HKD) (4)	9,055,500	33,327
		743,797
Common Stocks - China A Shares 3.2%
BTG Hotels Group, A Shares (CNH)	9,006,622	21,631
Changzhou Xingyu Automotive Lighting Systems, A Shares (5)	3,072,560	42,486
Fuyao Glass Industry Group, A Shares (CNH)	9,843,142	34,191
Guangzhou Wondfo Biotech, A Shares (CNH)	4,480,216	39,015
Hualan Biological Engineering, A Shares (CNH)	5,380,641	27,628
Jiajiayue Group, A Shares (5)	10,060,959	32,897
Yifeng Pharmacy Chain, A Shares (CNH)	3,502,400	41,581
Yixintang Pharmaceutical Group, A Shares (CNH)	8,117,300	25,998
		265,427
Total China (Cost $823,930)		1,009,224

DENMARK 1.3%
Common Stocks 1.3%
Ambu, Class B	3,777,682	68,952
Netcompany Group (1)	886,673	40,140
Total Denmark (Cost $40,650)		109,092

EGYPT 0.4%
Common Stocks 0.4%
Edita Food Industries, GDR (USD)	1,758,531	9,522
Integrated Diagnostics Holdings (USD) (4)	5,424,510	23,795
Total Egypt (Cost $33,031)		33,317

FINLAND 1.1%
Common Stocks 1.1%
Huhtamaki	694,544	30,869
Konecranes	754,427	22,741
Terveystalo	2,975,670	40,063
Total Finland (Cost $90,331)		93,673

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
FRANCE 2.6%

Common Stocks 2.6%
BioMerieux	100,541	9,965
Edenred	954,778	51,560
Eurofins Scientific (4)	111,162	59,789
SMCP (1)(4)	2,827,560	24,463
Solocal Group (1)(4)	21,901,212	10,613
SPIE	1,556,808	30,158
Tikehau Capital	1,291,230	32,897
Total France (Cost $206,526)		219,445

GEORGIA 0.1%

Common Stocks 0.1%
Georgia Capital (GBP) (1)	516,692	5,487
Georgia Healthcare Group (GBP)	3,459,477	5,621
Total Georgia (Cost $16,472)		11,108

GERMANY 4.0%

Common Stocks 4.0%
AIXTRON (1)(3)	7,074,237	74,252
Aumann (4)	382,194	5,981
Brenntag	491,614	25,441
Hypoport (1)	84,880	29,941
Instone Real Estate Group (1)	1,767,983	45,698
Norma Group	893,267	32,566
Scout24	1,188,428	81,687
SGL Carbon (1)	2,535,082	11,293
Shop Apotheke Europe (1)(4)	527,323	26,634
Total Germany (Cost $275,985)		333,493

HONG KONG 1.3%

Common Stocks 1.3%
Impro Precision Industries (4)	60,088,000	22,396
JS Global Lifestyle (1)	51,033,500	33,314

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
SITC International Holdings	42,153,000	49,654
Total Hong Kong (Cost $83,379)		105,364

INDIA 2.4%
Common Stocks 2.4%
Blue Star	2,354,485	27,407
Cyient	4,349,392	30,019
Escorts	2,977,140	33,349
Hexaware Technologies	6,662,556	34,055
TeamLease Services (1)	750,808	27,164
Torrent Pharmaceuticals	1,353,648	36,530
Varroc Engineering	1,958,867	12,877
Total India (Cost $171,191)		201,401

IRELAND 1.1%
Common Stocks 1.1%
Cairn Homes	29,905,567	40,508
DCC (GBP)	642,398	51,868
Total Ireland (Cost $75,916)		92,376

ITALY 3.5%
Common Stocks 3.5%
Amplifon	5,198,071	147,805
Brunello Cucinelli	676,975	24,547
Carel Industries	3,600,815	46,704
FinecoBank Banca Fineco	4,575,580	53,537
Freni Brembo	1,204,893	13,781
Piovan	1,901,639	12,398
Total Italy (Cost $172,756)		298,772

JAPAN 19.9%
Common Stocks 19.9%
Aida Engineering	2,578,300	20,667
Aruhi (4)	1,150,900	18,725

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Capcom	845,900	23,934
CyberAgent	889,500	35,446
Demae-Can (4)	261,100	2,444
Denka	911,000	24,610
DIC	1,292,600	33,885
Disco	144,500	33,285
Electric Power Development	1,735,800	39,145
Fujitec	2,888,200	47,045
Fujitsu General	2,080,700	46,517
Fukuoka Financial Group	1,685,100	29,202
Hanwa	1,679,100	40,494
Heiwa Real Estate	1,808,400	53,296
Hikari Tsushin	167,000	41,049
Horiba	347,200	21,476
Hoshino Resorts REIT	7,923	40,711
Hoshizaki	390,100	35,886
Idec	989,400	17,602
Industrial & Infrastructure Fund Investment (4)	17,175	26,352
JMDC (1)(4)	148,100	7,381
Koito Manufacturing	485,400	21,065
Mabuchi Motor	767,200	27,955
Maeda	4,811,000	45,922
Matsumotokiyoshi Holdings	443,200	17,722
METAWATER	860,300	33,102
Mitsui Mining & Smelting	1,357,500	31,988
Miura	859,800	29,782
Modec	1,495,300	32,986
Money Forward (1)(4)	336,000	15,511
Musashi Seimitsu Industry	2,615,400	30,550
Net One Systems	2,379,000	39,224
Nextage (4)	3,539,800	33,360
NGK Spark Plug	1,579,400	27,752
Nifco	1,046,600	27,427
Nikkiso	2,020,500	25,115
Nippon Ceramic	819,500	18,191
Nippon Seiki	2,161,100	31,749

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

Nippon Soda	917,600	24,693
Nipro	3,140,600	35,756
Nitto Boseki	971,700	40,316
NOF (4)	969,100	31,546
Obara Group	812,200	25,771
PALTAC	522,400	24,444
Persol Holdings	1,792,300	32,043
Round One	2,295,300	21,382
Sakata INX	3,020,700	31,527
Sakata Seed	589,800	18,850
Sansan (1)(4)	683,000	34,463
Sanwa Holdings	3,853,900	40,539
Sega Sammy Holdings	1,268,100	17,268
Stanley Electric	1,316,800	33,914
Sumitomo Seika Chemicals	557,800	15,891
Tokyo Tatemono	1,984,400	32,063
Toyo Tire (4)	2,423,300	30,292
UT Group (4)	114,100	2,844
VT Holdings	4,192,700	17,152
Yellow Hat	2,249,000	35,802
Total Japan (Cost $1,458,243)		1,675,109

LUXEMBOURG 0.2%

Common Stocks 0.2%
B&S Group	1,579,280	16,002
Total Luxembourg (Cost $24,642)		16,002

NETHERLANDS 3.3%

Common Stocks 3.3%
Aalberts	759,729	33,170
Basic-Fit (1)	1,022,088	37,814
EQT (SEK) (1)	1,945,734	24,703
IMCD	670,487	57,896
Intertrust	1,944,881	34,612
Kendrion	579,195	12,676

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
Takeaway. com (1)(4)	526,207	49,532
Van Lanschot Kempen, CVA	1,179,244	25,042
Total Netherlands (Cost $182,873)		275,445

NEW ZEALAND 1.6%
Common Stocks 1.6%
Fisher & Paykel Healthcare	6,946,235	103,907
Xero (AUD) (1)	516,689	29,125
Total New Zealand (Cost $40,710)		133,032

RUSSIA 0.6%
Common Stocks 0.6%
Mail. Ru Group, GDR (USD) (1)	2,277,075	53,577
Total Russia (Cost $58,350)		53,577

SPAIN 3.1%
Common Stocks 3.1%
Aedas Homes (1)	1,603,983	36,321
Amadeus IT Group, A Shares	746,963	58,566
CIE Automotive	1,090,851	23,938
Inmobiliaria Colonial Socimi	6,688,260	89,620
Laboratorios Farmaceuticos Rovi	1,882,106	51,851
Total Spain (Cost $198,076)		260,296

SWEDEN 3.0%
Common Stocks 3.0%
Ambea (3)	4,938,336	39,719
Avanza Bank Holding	3,458,210	33,882
Elekta, B Shares (4)	7,401,333	84,774
Thule Group (4)	3,463,832	81,751
Trelleborg, B Shares	686,540	11,272
Total Sweden (Cost $200,464)		251,398

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
SWITZERLAND 2.5%

Common Stocks 2.5%
ams (1)(4)	550,251	22,361
DKSH Holding	732,208	37,771
Sensirion Holding (1)(4)	530,470	21,708
Tecan Group	290,212	82,042
Zur Rose Group (1)(4)	411,614	50,929
Total Switzerland (Cost $194,400)		214,811

TAIWAN 2.4%

Common Stocks 2.4%
Machvision (3)	2,516,000	31,737
Silergy	2,297,000	82,706
Sinbon Electronics	3,749,387	15,861
Taiwan Union Technology	9,193,000	37,714
Wiwynn	1,653,000	37,998
Total Taiwan (Cost $137,301)		206,016

UNITED ARAB EMIRATES 0.8%

Common Stocks 0.8%
Air Arabia (1)	68,102,827	28,183
Network International Holdings (GBP) (1)	4,821,569	38,596
Total United Arab Emirates (Cost $50,596)		66,779

UNITED KINGDOM 17.6%

Common Stocks 17.6%
Abcam	5,339,603	98,158
AJ Bell	5,283,083	27,168
Ascential (3)	22,147,363	106,464
ASOS (1)	1,502,870	60,794
Bakkavor Group	8,418,356	15,081
Cineworld Group (4)	18,277,490	42,661
Croda International	619,736	40,697
Draper Esprit (1)(3)	6,107,773	41,555

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

First Derivatives (3)(4)	1,584,228	57,869
Funding Circle Holdings (1)(4)	10,818,715	11,397
Genus	1,232,771	50,081
Helios Towers (1)	24,314,560	47,035
Hiscox	1,518,310	26,268
Intermediate Capital Group	4,984,137	114,308
Investec	6,120,909	33,775
IP Group (1)	10,294,455	9,358
IQE (1)(3)(4)	61,168,256	41,207
Keywords Studios (4)	2,591,247	42,045
LivaNova (USD) (1)	509,339	34,620
Majestic Wine (3)(4)	4,375,510	12,099
Ocado Group (1)	5,296,258	85,395
Playtech	10,683,860	48,574
Polypipe Group	3,404,913	24,302
Rathbone Brothers	429,029	11,128
Renishaw	859,777	45,011
Rotork	7,405,259	29,672
Spirax-Sarco Engineering	360,156	42,309
Syncona (6)	10,372,075	29,316
Trainline (1)	7,318,986	45,538
Tyman	7,774,655	27,945
Victrex	2,519,929	73,533
WANdisco (1)(3)(4)	2,744,378	16,427
Watches of Switzerland Group (1)	6,670,527	32,900
Xaar (1)(3)	5,083,080	2,617
YouGov (3)	6,244,779	53,275
Total United Kingdom (Cost $1,306,948)		1,480,582

UNITED STATES 0.7%

Common Stocks 0.7%
Wix. com (1)	403,200	57,533
Total United States (Cost $24,386)		57,533

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 1.57% (3)(7)	134,662,900	134,663
Total Short-Term Investments (Cost $134,663)		134,663
SECURITIES LENDING COLLATERAL 3.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3.6%
Short-Term Funds 3.6%
T. Rowe Price Short-Term Fund, 1.75% (3)(7)	30,713,887	307,139
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		307,139
Total Securities Lending Collateral (Cost $307,139)		307,139

Total Investments in Securities 103.3%
(Cost $6,915,097)		$8,711,273
Other Assets Less Liabilities (3.3)%		(282,076)
Net Assets 100.0%		$8,429,197

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3)	Affiliated Companies
(4)	All or a portion of this security is on loan at January 31, 2020.
(5)	China A shares held through the QFII are subject to certain restrictions.
(6)	Organized as a closed-end management investment company.
(7)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CNH	Offshore China Renminbi
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate		(Loss)			Gain/Loss	Income
AIXTRON		$—			$9,316	$—
Ambea		—			3,853	—
Ascential		—			6,309	—
DIRTT Environmental Solutions		—			(15,470)	—
Draper Esprit		—			6,621	—
First Derivatives		—			11,038	173
IQE		—			(17,581)	—
Luthai Textile, B Shares		—			461	—
Machvision		—			6,728	—
Majestic Wine		—			(2,480)	294
Marcopolo		—			8,766	—
Spin Master		—			(8,330)	—
WANdisco		—			1,600	—
Xaar		(6,011)			5,536	—
YouGov		—			9,643	327
T. Rowe Price Government
Reserve Fund		—			—	1,170
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$(6,011	) #		$26,010	$1,964+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	10/31/19	Cost			Cost	1/31/20
AIXTRON	$60,604	4,332			—	$74,252
Ambea	*	8,647			—	39,719
Ascential	94,948	5,207			—	106,464
DIRTT Environmental
Solutions	36,048			—	—	20,578
Draper Esprit	34,934			—	—	41,555
First Derivatives	46,831			—	—	57,869
IQE	58,350			438	—	41,207
Luthai Textile, B Shares	18,654			—	—	19,115

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	1/31/20
Machvision	25,009	—	—	31,737
Majestic Wine	14,579	—	—	12,099
Marcopolo	35,259	—	—	44,025
Spin Master	53,974	—	—	45,644
WANdisco	14,827	—	—	16,427
Xaar	3,658	—	6,577	2,617
YouGov	43,632	—	—	53,275
T. Rowe Price Government
Reserve Fund	388,755	¤	¤	134,663
T. Rowe Price Short-Term
Fund	332,104	¤	¤	307,139
				$ 1,048,385	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,964 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,055,954.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Discovery Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$328,745	$7,896,701	$—	$ 8,225,446
Preferred Stocks	—	44,025	—	44,025
Short-Term Investments	134,663	—	—	134,663
Securities Lending Collateral	307,139	—	—	307,139
Total	$770,547	$7,940,726	$—	$ 8,711,273